PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets
Cash and cash equivalents	$ 259,772	¥ 1,808,483	¥ 2,358,556	¥ 1,949,631
Restricted cash	68,786	478,873	265,214	¥ 242,494
Short-term investments	52,265	363,856	245,014
Prepaid expenses and other current assets	232,433	1,618,149	1,159,574
Amount due from a related party	43,331	301,665	125,446
Total current assets	750,982	5,228,184	4,678,109
Non-current assets
Total non-current assets	1,299,307	9,045,522	6,472,608
Total assets	2,050,289	14,273,706	11,150,717
Current liabilities:
Accrued expenses and other payables	140,613	978,935	659,320
Interest payable	8,469	58,961	54,376
Current portion of bonds payable	130,878	911,147
Total current liabilities	641,932	4,469,021	2,191,210
Non-current liabilities
Bonds payable	296,002	2,060,708	2,037,836
Total non-current liabilities	656,879	4,573,057	3,596,323
Total liabilities	1,298,811	9,042,078	5,787,533
Shareholders' equity:
Additional paid-in capital	1,321,866	9,202,567	9,141,494
Accumulated other comprehensive income	11,190	77,904	85,979
Accumulated deficit	(580,078)	(4,038,390)	(3,838,032)
Treasury stock	(50,206)	(349,523)	(337,683)
Total 21Vianet Group, Inc. shareholders' equity	711,466	4,953,073	5,094,207
Total liabilities and shareholders' equity	2,050,289	14,273,706	11,150,717
Parent Company
Current assets
Cash and cash equivalents	35,047	243,989	590,470
Short-term investments	19,944	138,848	150,990
Prepaid expenses and other current assets	15,168	105,597	98,337
Amounts due from subsidiaries	880,318	6,128,595	5,062,149
Total current assets	950,477	6,617,029	5,901,946
Non-current assets
Investments in subsidiaries	207,786	1,446,563	1,364,685
Total non-current assets	207,786	1,446,563	1,364,685
Total assets	1,158,263	8,063,592	7,266,631
Current liabilities:
Accrued expenses and other payables	8,275	57,612	56,656
Account payables	8	56	2,725
Interest payable	8,406	58,525	53,965
Current portion of bonds payable	130,878	911,147
Amounts due to subsidiaries	3,228	22,471	21,242
Total current liabilities	150,795	1,049,811	134,588
Non-current liabilities
Bonds payable	296,002	2,060,708	2,037,836
Total non-current liabilities	296,002	2,060,708	2,037,836
Total liabilities	446,797	3,110,519	2,172,424
Shareholders' equity:
Additional paid-in capital	1,321,866	9,202,567	9,141,494
Accumulated other comprehensive income	11,190	77,904	85,979
Accumulated deficit	(571,391)	(3,977,921)	(3,795,629)
Treasury stock	(50,206)	(349,523)	(337,683)
Total 21Vianet Group, Inc. shareholders' equity	711,466	4,953,073	5,094,207
Total liabilities and shareholders' equity	1,158,263	8,063,592	7,266,631
Class A Ordinary Shares
Shareholders' equity:
Ordinary shares	5	34	34
Class A Ordinary Shares | Parent Company
Shareholders' equity:
Ordinary shares	5	34	34
Class B Ordinary Shares
Shareholders' equity:
Ordinary shares	2	12	12
Class B Ordinary Shares | Parent Company
Shareholders' equity:
Ordinary shares	$ 2	¥ 12	¥ 12